Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans			$ 971,813
Long-term bank loans (including current portion)	$ 10,476,570	$ 342,260	10,061,726
Accounts payable and payables to contractors and equipment suppliers (including related parties)	2,154,353	70,380	1,401,499
Other payables (including related parties)	1,678,700	54,842	1,980,218
Lease obligations payable	18,000	588	30,532
Guarantee deposits	1,092	35	1,371
Total	14,328,715	$ 468,105	14,447,159
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans			971,813
Long-term bank loans (including current portion)	927,243		2,321,459
Accounts payable and payables to contractors and equipment suppliers (including related parties)	2,154,353		1,401,499
Other payables (including related parties)	1,678,700		1,980,218
Lease obligations payable	18,000		12,266
Total	4,778,296		6,687,255
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans (including current portion)	9,549,327		7,740,267
Lease obligations payable			18,266
Total	9,549,327		7,758,533
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Guarantee deposits	1,092		1,371
Total	$ 1,092		$ 1,371